UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08231
                                                    -----------

                     Spirit of America Investment Fund, Inc.
                   -------------------------------------------
               (Exact name of registrant as specified in charter)

                              477 Jericho Turnpike
                                  P.O. Box 9006
                             Syosset, NY 11791-9006
                   -------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Mr. David Lerner
                              SSH Securities, Inc.
                              477 Jericho Turnpike
                                  P.O. Box 9006
                             Syosset, NY 11791-9006
                   -------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (516) 390-5565
                                                           --------------

                    Date of fiscal year end: October 31, 2004
                                             ----------------

                     Date of reporting period: July 31, 2004
                                              ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


SPIRIT OF AMERICA REAL ESTATE FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2004  (UNAUDITED)
--------------------------------------------------------------------------------

                                                                 SHARES         MARKET VALUE**
                                                                 ------         --------------
COMMON STOCKS - 99.54%
APARTMENTS (REITS) - 20.43%
Amli Residential Properties Trust                                127,000   $       3,666,490
Apartment Investment & Management Co.                            214,200           6,847,974
Associated Estates Realty Corp.                                  422,500           3,667,300
Cornerstone Realty Income Trust, Inc.                            275,400           2,415,258
Gables Residential Trust                                         173,900           5,747,395
Mid-America Apartment Communities, Inc.                          198,500           7,116,225
Post Properties, Inc.                                            138,300           3,871,017
United Dominion Realty Trust, Inc.                                67,000           1,299,130
                                                                           ------------------
                                                                                  34,630,789
                                                                           ------------------
DIVERSIFIED (REITS) - 8.37%
BNP Residential Properties, Inc.                                 130,900           1,738,351
Colonial Properties Trust                                         41,900           1,592,200
Crescent Real Estate Equities Co.                                313,000           4,917,230
Duke Realty Corp.                                                  4,000             123,040
FrontLine Capital Group ++ *                                         640                   1
Hospitality Properties Trust                                      32,300           1,288,124
PMC Commerical Trust                                               2,400              34,608
Sizeler Property Investors, Inc.                                 176,300           1,630,775
U.S. Restaurant Properties, Inc.                                 188,500           2,863,315
Vornado Operating, Inc.*                                             250                  91
                                                                           ------------------
                                                                                  14,187,735
                                                                           ------------------
HEALTHCARE (REITS) - 13.18%
Five Star Quality Care, Inc. *                                     1,353               6,616
Health Care Property Investors, Inc.                             196,000           4,892,160
Health Care REIT, Inc.                                           147,100           4,746,917
Healthcare Realty Trust, Inc.                                    102,500           3,702,300
National Health Investors, Inc.                                   76,200           2,090,166
Nationwide Health Properties, Inc.                               298,100           5,693,710
National Health Realty, Inc.                                      53,600           1,062,352
OMEGA Healthcare Investors, Inc.                                   9,000              87,750
Senior Housing Properties Trust                                    2,700              45,090
                                                                           ------------------
                                                                                  22,327,061
                                                                           ------------------
INDUSTRIAL (REITS) - 9.20%
Bedford Property Investors, Inc.                                  13,000             363,870
Brandywine Realty Trust                                           16,000             436,800
First Industrial Realty Trust, Inc.                              245,651           9,000,653
Keystone Property Trust                                          221,900           5,272,344
Prime Group Realty Trust *                                       101,200             521,180
                                                                           ------------------
                                                                                  15,594,847
                                                                           ------------------
INTERNET CONTENT - 0.00%
VelocityHSI, Inc.+                                                 1,260                   -
                                                                           ------------------

NET LEASE (REITS) - 5.91%
Commercial Net Lease Realty                                      271,116           4,608,972
Lexington Corporate Properties Trust                             276,300           5,404,428
                                                                           ------------------
                                                                                  10,013,400
                                                                           ------------------
OFFICE SPACE (REITS) - 13.23%
Arden Reality, Inc.                                              107,100           3,255,840
CRT Properties, Inc.                                              40,000             864,000
Glenborough Realty Trust, Inc.                                   182,700           3,339,756
Highwoods Properties, Inc.                                       193,500           4,489,199
HRPT Properties Trust                                            698,100           7,029,867
Mack-Cali Realty Corp.                                            51,600           2,110,440
Reckson Associates Realty Corporation                             47,800           1,324,538
                                                                           ------------------
                                                                                  22,413,640
                                                                           ------------------

SPIRIT OF AMERICA REAL ESTATE FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2004  (UNAUDITED)
--------------------------------------------------------------------------------

                                                                 SHARES         MARKET VALUE**
                                                                 ------         --------------
REGIONAL MALLS (REITS) - 13.75%
Glimcher Realty Trust                                            338,350           7,328,661
Macerich Company, The                                             82,200           3,937,380
Mills Corporation, The                                            69,700           3,178,320
Pennsylvania Real Estate Investment Trust                        243,694           8,497,610
Simon Property Group, Inc.                                         6,000             309,660
Taubman Centers, Inc.                                              2,000              46,200
                                                                           ------------------
                                                                                  23,297,831
                                                                           ------------------
SHOPPING CENTERS (REITS) - 13.67%
BPP Liquidating Trust *                                           11,000               1,348
Developers Diversified Realty Corp.                              146,104           5,242,212
Equity One, Inc.                                                 139,500           2,517,975
Federal Realty Investment Trust                                   77,600           3,274,720
Heritage Property Investment Trust                                44,800           1,230,208
Malan Realty Investors, Inc. *                                     5,000              24,700
New Plan Excel Realty Trust                                      243,510           5,783,363
Price Legacy Corporation                                             550              10,071
Ramco-Gershenson Properties Trust                                175,300           4,506,963
Realty Income Corporation                                         14,000             567,280
                                                                           ------------------
                                                                                  23,158,840
                                                                           ------------------
STORAGE (REITS) - 1.80%
Shurgard Storage Centers, Inc., Cl. A                              4,000             148,000
Sovran Self Storage, Inc.                                         74,800           2,901,491
                                                                           ------------------
                                                                                   3,049,491
                                                                           ------------------

TOTAL COMMON STOCKS
(Cost $132,165,689)                                                        $     168,673,634
                                                                           ------------------

PREFERRED STOCKS - 0.10%
NET LEASE (REITS) - 0.10%
Commercial Net Lease Realty 9% Series A                            6,352             169,916
                                                                           ------------------

TOTAL PREFERRED STOCKS
(Cost $152,677)                                                            $         169,916
                                                                           ------------------

TOTAL INVESTMENTS - 99.64%
(Cost $132,318,366)                                                              168,843,550
CASH AND OTHER ASSETS NET OF LIABILITIES - 0.36%                                     608,301
                                                                           ------------------

NET ASSETS - 100.00%                                                       $     169,451,851
                                                                           ==================

 * Non-income producing security
** Portfolio securities are valued at the official close or last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Short-term investments having a maturity of 60 days or less are valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.
 + Company filed for Chapter 7 bankruptcy on August 14, 2001.
++ Company file for Chapter 11 bankruptcy on June 12, 2002.

SPIRIT OF AMERICA VALUE FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2004  (UNAUDITED)
--------------------------------------------------------------------------------

                                                         SHARES         MARKET VALUE**
                                                         ------         --------------
COMMON STOCKS - 99.12%
ALUMINUM - 0.60%
Alcan, Inc.                                              3,100    $            122,822
Alcoa, Inc.                                              2,600                  83,278
                                                                  ---------------------
                                                                               206,100
                                                                  ---------------------
APARTMENTS (REITS) - 0.92%
Apartment Investment & Management Co.                    9,800                 313,306
                                                                  ---------------------

BANKS - 10.33%
Bank of America Corp.                                   11,409                 969,879
JPMorgan Chase                                          13,464                 502,611
KeyCorp                                                  7,600                 229,368
US Bancorp                                              35,000                 990,500
Wells Fargo & Co.                                       14,600                 838,186
                                                                  ---------------------
                                                                             3,530,544
                                                                  ---------------------
COMPUTER INDUSTRY - 9.90%
Hewlett-Packard Co.                                     72,400               1,458,860
International Business Machines Corp.                    9,000                 783,630
Microsoft Corp.                                         40,000               1,138,400
                                                                  ---------------------
                                                                             3,380,890
                                                                  ---------------------
CONSUMER PRODUCTS - 8.40%
Altria Group, Inc.                                      25,000               1,190,000
Avon Products, Inc.                                      9,800                 421,498
Colgate-Palmolive Co.                                    7,600                 404,320
Gillette Co.                                             6,100                 237,778
Kimberly-Clark Corp.                                       800                  51,256
Maytag Corp.                                            22,100                 453,050
Procter & Gamble Co.                                     2,200                 114,730
                                                                  ---------------------
                                                                             2,872,632
                                                                  ---------------------
DIVERSIFIED FINANCIAL SERVICES - 10.05%
American Express Co.                                    16,800                 844,200
Capital One Financial Corp.                             12,000                 831,840
Citigroup Inc.                                          25,200               1,111,068
MBNA Corp.                                              25,800                 637,002
Piper Jaffray Companies, Inc. *                            208                   8,476
                                                                  ---------------------
                                                                             3,432,586
                                                                  ---------------------

ENERGY - 3.29%
American Electric Power Company, Inc.                   11,300                 351,543
Consolidated Edison, Inc.                               13,700                 561,289
Duke Energy Corp.                                        9,800                 210,700
                                                                  ---------------------
                                                                             1,123,532
                                                                  ---------------------
FOOD & BEVERAGE - 6.96%
Archer-Daniels-Midland Co.                               6,500                 100,295
Cadbury Schweppes plc. (ADR)                             6,200                 204,848
Coca-Cola Co.                                            9,900                 434,214
Del Monte Foods Co. *                                    1,161                  12,237
General Mills, Inc.                                      6,100                 273,890
H.J. Heinz Co.                                           9,200                 339,388
Kellog Co.                                               5,800                 241,628
Kraft Foods, Inc.                                        1,300                  39,715
Kroger Co. *                                             8,800                 139,040
PepsiCo Inc.                                             3,600                 180,000
Sara Lee Corp.                                          14,300                 314,028
Wm. Wrigley Jr. Co.                                      1,600                  96,640
                                                                  ---------------------
                                                                             2,375,923
                                                                  ---------------------
HEALTHCARE (REITS) - 0.62%
National Health Investors, Inc.                          4,700                 128,921
Nationwide Health Properties, Inc.                       4,400                  84,040
                                                                  ---------------------
                                                                               212,961
                                                                  ---------------------
INDUSTRIAL (REITS) - 0.74%
First Industrial Realty Trust, Inc.                      6,900                 252,816
                                                                  ---------------------

SPIRIT OF AMERICA VALUE FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2004  (UNAUDITED)
--------------------------------------------------------------------------------

                                                         SHARES         MARKET VALUE**
                                                         ------         --------------
INSURANCE - 3.12%
Cigna Corp.                                             17,000               1,054,170
St. Paul Travelers Co., Inc.                               285                  10,565
                                                                  ---------------------
                                                                             1,064,735
                                                                  ---------------------
MANUFACTURER - 4.16%
General Electric Co.                                    16,000                 532,000
3M Company                                              10,800                 889,488
                                                                  ---------------------
                                                                             1,421,488
                                                                  ---------------------
MULTIMEDIA - 3.14%
Time Warner Inc. *                                      10,600                 176,490
Viacom, Inc. CL A                                        1,400                  47,670
Verizon Communications Inc                              19,000                 732,260
Walt Disney Co.                                          5,000                 115,450
                                                                  ---------------------
                                                                             1,071,870
                                                                  ---------------------
NET LEASE (REITS) - 0.65%
Lexington Corp. Properties Trust                        11,300                 221,028
                                                                  ---------------------

OFFICE SPACE (REITS) - 0.71%
Mack-Cali Realty Corp.                                   5,900                 241,310
                                                                  ---------------------

PHARMACEUTICALS - 20.46%
Abbott Laboratories                                     20,000                 787,000
Bristol-Myers Squibb Co.                                42,500                 973,250
Eli Lilly and Co.                                        8,400                 535,248
Hospira, Inc.*                                           2,000                  51,820
Medco Health Solutions, Inc. *                          21,192                 642,118
Merck and Co. Inc.                                      26,400               1,197,240
Pfizer Inc.                                             33,800               1,080,248
Schering-Plough Corp.                                   16,000                 311,360
Wyeth                                                   39,900               1,412,460
                                                                  ---------------------
                                                                             6,990,744
                                                                  ---------------------
REGIONAL MALLS (REITS) - 0.47%
Glimcher Realty Trust                                    7,400                 160,284
                                                                  ---------------------

RETAIL - 8.26%
J.C. Penney Co., Inc.                                    8,000                 320,000
Target Corp.                                            17,100                 745,560
TJX Companies Inc.                                      27,100                 636,037
Walgreen Co.                                            12,000                 436,800
Wal-Mart Stores Inc.                                    12,900                 683,829
                                                                  ---------------------
                                                                             2,822,226
                                                                  ---------------------
RESTURANTS - 0.15%
Wendy's International, Inc.                              1,400                  50,078
                                                                  ---------------------

SHOPPING CENTERS (REITS) - 2.28%
Commercial Net Lease Realty                             12,400                 210,800
Federal Realty Investment Trust                          5,000                 211,000
New Plan Excel Realty Trust                              9,900                 235,125
Ramco-Gershenson Properties Trust                        2,500                  64,275
Realty Income Corp.                                      1,400                  56,728
                                                                  ---------------------
                                                                               777,928
                                                                  ---------------------
TELECOMMUNICATION - 2.72%
Nokia Corp. (ADR)                                       80,000                 929,600
                                                                  ---------------------

TRANSPORT SERVICES - 0.70%
FedEx Corp.                                              1,700                 139,196
United Parcel Service, Inc.                              1,400                 100,744
                                                                  ---------------------
                                                                               239,940
                                                                  ---------------------
WASTE MANAGEMENT - 0.49%
Waste Management, Inc.                                   6,000                 168,840
                                                                  ---------------------

SPIRIT OF AMERICA VALUE FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2004  (UNAUDITED)
--------------------------------------------------------------------------------

                                                         SHARES         MARKET VALUE**
                                                         ------         --------------
TOTAL COMMON STOCKS
(Cost $31,721,267)                                                $         33,861,361
                                                                  ---------------------

TOTAL INVESTMENTS - 99.12%
(Cost $31,721,267)                                                          33,861,361
CASH AND OTHER ASSETS NET OF LIABILITIES - 0.88%                               299,708
                                                                  ---------------------

NET ASSETS - 100.00%                                              $         34,161,069
                                                                  =====================

 * Non-income producing security
** Portfolio securities are valued at the official close or last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Short-term investments having a maturity of 60 days or less are valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Spirit of America Investment Fund, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/  David Lerner
                          ------------------------------------------------------
                           David Lerner, Principal Executive Officer

Date              September 22, 2004
      --------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/  David Lerner
                          ------------------------------------------------------
                           David Lerner, Principal Executive Officer

Date              September 22, 2004
      --------------------------------------------------------------------------


By (Signature and Title)*  /s/ Alan P. Chodosh
                          ------------------------------------------------------
                           Alan Chodosh, Principal Financial Officer

Date     September 22, 2004
      --------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.